PROVISION FOR INCOME TAXES - Reconciliation to Effective Tax Rate - 10-K (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income tax expense at statutory rate	37.00%	27.10%	21.00%	21.00%	21.00%
State income taxes – net of federal benefit			6.50%	6.30%	8.30%
Non-deductible expenses			0.90%	0.40%	1.60%
Change in valuation allowance			1.30%	0.00%	0.00%
Recognition of prior year deferred tax liability			0.00%	0.00%	10.20%
Non-deductible transaction costs			0.00%	0.00%	0.80%
Change to deferred taxes			(1.60%)	0.00%	0.00%
Other Adjustments			0.00%	(0.40%)	(0.90%)
Total effective tax rate			28.10%	27.30%	41.00%